Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 29,474	$ 28,131
Long-term debt	31,480	29,703
Less: Deferred financing costs and debt discounts	(179)	(172)
Less: Current installments of long-term debt	(2,630)	(2,296)
Long-term debt (Note 7)	28,671	27,235
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(1,610)	(1,160)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 2,006	$ 1,572